SCHEDULE OF PRINCIPAL PAYMENTS OF MORTGAGE NOTES PAYABLE (Details) - USD ($)	Jun. 30, 2026		Dec. 31, 2025
Short-Term Debt [Line Items]
2026	$ 19,276,998	[1]	$ 29,973,191
2027	2,622,236		1,715,086
2028	7,234,928		8,624,623
2029	28,820,707		29,367,490
2030	11,342,553		11,656,692
Thereafter	11,560,628		11,584,601
Total	80,858,050		92,921,683
Presidio Property Trust Inc Notes Payable [Member]
Short-Term Debt [Line Items]
2026	16,571,973	[1]	25,504,041
2027	463,715		463,715
2028	454,843		454,843
2029	23,498,247		23,497,197
2030	5,812,731		5,812,792
Thereafter	11,560,628		11,584,601
Total	58,362,137		67,317,189
Model Home Properies Notes Payable [Member]
Short-Term Debt [Line Items]
2026	2,705,025	[1]	4,469,150
2027	2,158,521		1,251,371
2028	6,780,085		8,169,780
2029	5,322,460		5,870,293
2030	5,529,822		5,843,900
Thereafter
Total	$ 22,495,913		$ 25,604,494

[1]	The Shea Center II non-recourse loan totaling $16,353,296 was due in January 2026 and is included in the 2026 total for Commercial Properties Notes Payable listed above.